Annual Fund Operating Expenses	Apr. 24, 2026
T. Rowe Price All-Cap Opportunities Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[1]
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.75%
T. Rowe Price Blue Chip Growth Portfolio-II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.00%
T. Rowe Price Equity Income Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.74%
T. Rowe Price Equity Income Portfolio-II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.99%
T. Rowe Price Health Sciences Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.86%
T. Rowe Price Health Sciences Portfolio-II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.11%
T. Rowe Price Mid-Cap Growth Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[2]
T. Rowe Price Mid-Cap Growth Portfolio-II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.09%
T. Rowe Price Moderate Allocation Portfolio [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.04%	[3]
Fee Waiver or Reimbursement	(0.19%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.85%	[3],[5]

[1]	T. Rowe Price Associates, Inc. has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.80%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses borne by T. Rowe Price Associates, Inc. are subject to reimbursement by the fund (or class’), provided no reimbursement will be made if it would result in the fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the waiver/payment or reimbursement, whichever is lower. No reimbursement will be made more than three years after any waiver or payment.
[2]	T. Rowe Price Associates, Inc. has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.84%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses borne by T. Rowe Price Associates, Inc. are subject to reimbursement by the fund (or class’), provided no reimbursement will be made if it would result in the fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the waiver/payment or reimbursement, whichever is lower. No reimbursement will be made more than three years after any waiver or payment.
[3]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[4]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.
[5]	T. Rowe Price Associates, Inc. has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.85%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses borne by T. Rowe Price Associates, Inc. are subject to reimbursement by the fund (or class’), provided no reimbursement will be made if it would result in the fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the waiver/payment or reimbursement, whichever is lower. No reimbursement will be made more than three years after any waiver or payment.